Reconciliation of Income Tax Expense (Benefit) Using Statutory Rate Compared with Actual Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Effective Tax Rates Line Items
Income before noncontrolling interests and income taxes	$ 94,971	$ 26,358	$ 13,558
Statutory U.S. income tax rate	35.00%	35.00%	35.00%
Tax expense recognized using statutory U.S. income tax rate	33,240	9,225	4,745
Change in estimated future state rate	(7)	612	77
Permanent differences	52	176	33
Change in valuation allowance	(131)	1,031	0
Other	(493)	(4,092)	52
Adjusted federal income tax expense	32,661	6,952	4,907
State income tax expense	5,888	1,318	593
Total Income Tax Expense	$ 38,549	$ 8,270	$ 5,500
Effective income tax rate	40.60%	31.40%	40.60%